UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1464

Legg Mason Partners Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDS, INC.

LEGG MASON PARTNERS LARGE CAP VALUE

FUND

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 13.8%
Hotels, Restaurants & Leisure - 2.1%
460,000	McDonald’s Corp.	$17,995,200

Household Durables - 1.2%
360,800	Newell Rubbermaid Inc.	10,217,856

Internet & Catalog Retail - 0.7%
299,075	Liberty Media Holding Corp., Interactive Group, Series A Shares *	6,095,148

Media - 6.7%
292,100	EchoStar Communications Corp., Class A Shares *	9,563,354
59,775	Liberty Media Holding Corp., Capital Group, Series A Shares *	4,995,397
1,080,100	News Corp., Class B Shares	22,293,264
315,800	SES Global SA, FDR	4,739,570
822,700	Time Warner Inc.	14,997,821

	Total Media	56,589,406

Multiline Retail - 1.1%
173,200	Target Corp.	9,569,300

Specialty Retail - 1.9%
442,400	Home Depot Inc.	16,045,848

	TOTAL CONSUMER DISCRETIONARY	116,512,758

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 3.8%
583,600	Kroger Co.	13,504,504
377,300	Wal-Mart Stores Inc.	18,608,436

	Total Food & Staples Retailing	32,112,940

Household Products - 1.8%
233,500	Kimberly-Clark Corp.	15,261,560

Tobacco - 3.3%
360,800	Altria Group Inc.	27,619,240

	TOTAL CONSUMER STAPLES	74,993,740

ENERGY - 6.7%
Energy Equipment & Services - 1.8%
234,200	GlobalSantaFe Corp.	11,707,658
105,200	Halliburton Co.	2,992,940

	Total Energy Equipment & Services	14,700,598

Oil, Gas & Consumable Fuels - 4.9%
140,900	Royal Dutch Shell PLC, ADR, Class A Shares	9,313,490
133,400	Suncor Energy Inc.	9,611,470
343,000	Total SA, ADR	22,617,420

	Total Oil, Gas & Consumable Fuels	41,542,380

	TOTAL ENERGY	56,242,978

FINANCIALS - 31.7%
Capital Markets - 5.3%
247,300	Bank of New York Co. Inc.	8,719,798
70,500	Goldman Sachs Group Inc.	11,926,485
304,500	Merrill Lynch & Co. Inc.	23,817,990

	Total Capital Markets	44,464,273

Commercial Banks - 3.0%
158,300	Wachovia Corp.	8,833,140
460,000	Wells Fargo & Co.	16,642,800

	Total Commercial Banks	25,475,940

Consumer Finance - 4.9%
332,000	American Express Co.	18,618,560

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Consumer Finance - 4.9% (continued)
286,200	Capital One Financial Corp.	$22,512,492

	Total Consumer Finance	41,131,052

Diversified Financial Services - 4.7%
352,800	Bank of America Corp.	18,899,496
448,300	JPMorgan Chase & Co.	21,052,168

	Total Diversified Financial Services	39,951,664

Insurance - 10.1%
224,200	AFLAC Inc.	10,259,392
247,200	American International Group Inc.	16,379,472
273,500	Chubb Corp.	14,211,060
476,000	Loews Corp.	18,040,400
455,600	Marsh & McLennan Cos. Inc.	12,825,140
284,000	St. Paul Travelers Cos. Inc.	13,316,760

	Total Insurance	85,032,224

Thrifts & Mortgage Finance - 3.7%
212,200	Freddie Mac	14,075,226
217,600	Golden West Financial Corp.	16,809,600

	Total Thrifts & Mortgage Finance	30,884,826

	TOTAL FINANCIALS	266,939,979

HEALTH CARE - 8.9%
Health Care Providers & Services - 3.4%
274,200	UnitedHealth Group Inc.	13,490,640
199,200	WellPoint Inc. *	15,348,360

	Total Health Care Providers & Services	28,839,000

Pharmaceuticals - 5.5%
260,600	Abbott Laboratories	12,654,736
137,400	Johnson & Johnson	8,922,756
240,700	Novartis AG, ADR	14,066,508
238,700	Sanofi-Aventis, ADR	10,614,989

	Total Pharmaceuticals	46,258,989

	TOTAL HEALTH CARE	75,097,989

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.4%
158,300	Boeing Co.	12,481,955
197,500	Raytheon Co.	9,481,975
231,800	United Technologies Corp.	14,684,530

	Total Aerospace & Defense	36,648,460

Building Products - 1.0%
296,100	Masco Corp.	8,119,062

Commercial Services & Supplies - 1.2%
172,200	Avery Dennison Corp.	10,361,274

Industrial Conglomerates - 1.7%
166,300	Textron Inc.	14,551,250

Machinery - 1.0%
109,800	Parker Hannifin Corp.	8,534,754

	TOTAL INDUSTRIALS	78,214,800

INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 1.5%
650,900	Nokia Oyj, ADR	12,816,221

Computers & Peripherals - 1.1%
108,300	International Business Machines Corp.	8,874,102

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Software - 1.1%
334,700	Microsoft Corp.	$9,147,351

	TOTAL INFORMATION TECHNOLOGY	30,837,674

MATERIALS - 2.7%
Chemicals - 2.7%
136,800	Air Products & Chemicals Inc.	9,079,416
328,900	E.I. du Pont de Nemours & Co.	14,090,076

	TOTAL MATERIALS	23,169,492

TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 3.9%
684,443	AT&T Inc.	22,285,464
216,825	Embarq Corp.	10,487,825

	Total Diversified Telecommunication Services	32,773,289

Wireless Telecommunication Services - 4.1%
265,500	ALLTEL Corp.	14,735,250
1,140,809	Sprint Nextel Corp.	19,564,875

	Total Wireless Telecommunication Services	34,300,125

	TOTAL TELECOMMUNICATION SERVICES	67,073,414

UTILITIES - 2.7%
Multi-Utilities - 2.7%
455,200	Sempra Energy	22,873,800

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $639,107,903)	811,956,624

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.0%
REPURCHASE AGREEMENT - 4.0%
$ 33,825,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity - $33,840,080; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value - $34,501,774) (Cost - $33,825,000)	33,825,000

	TOTAL INVESTMENTS - 100.4% (Cost - $672,932,903#)	845,781,624
	Liabilities in Excess of Other Assets - (0.4)%	(3,314,412)

	TOTAL NET ASSETS - 100.0%	$842,467,212

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
FDR	—	Fiduciary Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Large Cap Value Fund (formerly known as Smith Barney Large Cap Value Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Funds, Inc. (formerly known as Smith Barney Funds, Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$178,707,559
Gross unrealized depreciation	(5,858,838)

Net unrealized appreciation	$172,848,721

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	November 28, 2006